Summary of Principal Accounting Policies (Details) - Schedule of intangible assets have estimated useful lives	12 Months Ended
Dec. 31, 2022
Software [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Software [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Medical license [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years
Customer relationship [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	6 years 4 months 24 days